OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2011 Payables For Purchase Of Property Plant And Equipment [Member] CNY	Dec. 31, 2012 Payables For Project Assets [Member] CNY	Dec. 31, 2011 Payables For Project Assets [Member] CNY	Dec. 31, 2012 Government Grants Related To Assets [Member] CNY	Dec. 31, 2011 Government Grants Related To Assets [Member] CNY	Dec. 31, 2012 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2011 Value -Added Tax And Other Tax Payable [Member] CNY	Dec. 31, 2012 Freight Payables [Member] CNY	Dec. 31, 2011 Freight Payables [Member] CNY	Dec. 31, 2012 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2011 Accrued Utilities Rentals And Interest [Member] CNY	Dec. 31, 2012 Payables To Zhejiang Global Photovoltaic Technology Co., Ltd. [Member] CNY	Dec. 31, 2011 Payables To Zhejiang Global Photovoltaic Technology Co., Ltd. [Member] CNY	Dec. 31, 2012 Contracted Labor Fee [Member] CNY	Dec. 31, 2011 Contracted Labor Fee [Member] CNY	Dec. 31, 2012 Accrued Warranty Cost [Member] CNY	Dec. 31, 2011 Accrued Warranty Cost [Member] CNY	Dec. 31, 2012 Commision Payables [Member] CNY	Dec. 31, 2011 Commision Payables [Member] CNY	Dec. 31, 2012 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2011 Accrued Professional Service Fees [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Other Liabilities [Line Items]
Other payables and accruals	$ 131,200,647	817,393,146	813,027,659	253,431,693	274,948,772	184,623,149	223,306,031	181,160,000	121,560,000	26,545,382	88,654,952	28,799,192	23,904,150	35,204,650	14,148,324		16,888,607	19,593,436	11,719,622	21,179,367	11,101,709	2,020,242	8,651,046	13,844,655	6,031,954	50,991,380	12,112,492